STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenue	$ 0	$ 158,752	$ 937,781
Expenses
Advertising and promotion	0	14,647	82,907
Audit and legal	30,817	60,973	82,014
Consulting fees	0	30,062	90,000
Depreciation	0	(4,854)	7,776
Directors' remuneration	0	0	12,000
Office and miscellaneous	7,341	50,551	72,142
Printing	0	1,408	8,068
Provision for bad and doubtful debts	0	0	51,112
Rent and operating	0	44,692	145,356
Salaries and benefits	0	150,922	491,519
Stock based compensation	1,056	(74,955)	25,841
Telephone	0	3,795	13,747
Travel and entertainment	0	23,809	113,293
Operating Expenses, Total	(39,214)	(301,050)	(1,195,775)
Other income (loss)
Interest and sundry income	11	2,446	20,390
Gain (loss) on available-for-sale securities	0	0	6,451
Foreign exchange gain (loss) and other losses	(128,606)	(85,799)	(89,108)
Equity pick up	0	(3,896)	(197,276)
Imputed interest income	0	45,766	0
Gain (loss) on disposal of subsidiaries [note 3]	0	(422,565)	0
Other income (loss), net	(128,595)	(464,048)	(259,543)
Loss before income taxes	(167,809)	(606,346)	(517,537)
Deferred tax recovery (expense)	0	0	(3,857)
Net loss for the year	(167,809)	(606,346)	(521,394)
Other comprehensive income (loss)
Unrealized gain or loss on available -for-sale securities	0	0	(45,536)
Currency translation adjustments	0	0	1,216
Comprehensive income (loss)	(167,809)	(606,346)	(565,714)
Net income (loss) attributable to:
Common stockholders	(167,809)	(595,994)	(490,238)
Non-controlling interests	0	(10,352)	(31,156)
Net income (loss) for the year	(167,809)	(606,346)	(521,394)
Net comprehensive income (loss) attributable to:
Common stockholders	(167,809)	(595,994)	(535,774)
Non-controlling interests	0	(10,352)	(29,940)
Comprehensive income (loss), net of tax, including portion attributable to noncontrolling interest	$ (167,809)	$ (606,346)	$ (565,714)
Earning (loss) per share - basic (in dollars per share)	$ (0.02)	$ (0.05)	$ (0.05)
Earning (loss) per share - diluted (in dollars per share)	$ (0.02)	$ (0.05)	$ (0.05)
Weighted average number of common shares outstanding
- basic (in shares)	10,950,000	10,950,000	10,950,000
- diluted (in shares)	10,950,000	10,950,000	10,950,000